Investments - Schedule of Acquisition of Equity Interests (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Assets
Current		R$ 14,478	R$ 12,232
Cash and cash equivalents		1,902	1,898
Non-current		52,550	47,495
Total assets		67,028	59,727
Liabilities
Current		14,462	14,146
Non-current		23,985	18,199
Equity		28,581	27,382	R$ 24,656		R$ 21,784
Total liabilities and equity		67,028	59,727
Statement of income
Net sales revenue		42,751	39,820	36,850
Cost of sales		(35,514)	(31,664)	(28,466)
Depreciation and amortization	[1]	(1,533)	(1,376)	(1,274)
Gross income (loss)		7,237	8,156	8,384
Finance income		982	1,430	1,272
Finance expenses		(2,061)	(1,951)	(1,651)
Share of (loss) income, net, of subsidiaries and joint ventures		201	224	432
Net income (loss) for the year		4,899	7,119	5,767
Comprehensive income (loss) for the year
Valuation adjustments		(342)	(900)	(1,648)
Comprehensive income (loss) for the year		4,971	7,883	5,999
Taesa [Member]
Assets
Current		2,171	2,316	2,745
Cash and cash equivalents		489	608	1,144
Non-current		17,674	16,266	14,833
Total assets		19,845	18,582	17,578
Liabilities
Current		1,473	1,984	1,617
Loans		724	4
Non-current		10,671	9,353	9,282
Loans		8,630	95	368
Equity		7,702	7,246	6,679
Total liabilities and equity		19,846	18,583	17,578
Statement of income
Net sales revenue		2,118	2,227	1,345
Cost of sales		(498)	(463)	(196)
Depreciation and amortization		(5)	(4)	(6)
Gross income (loss)		1,620	2,690	1,149
General and administrative expenses		(296)	273	(179)
Finance income		419	426	370
Finance expenses		(1,846)	(1,742)	(1,623)
Operational income (loss)		(103)	5,131	(283)
Share of (loss) income, net, of subsidiaries and joint ventures		1,119	1,212	1,181
Income tax and social contribution tax		601	312	470
Net income (loss) for the year		1,617	6,655	1,368
Comprehensive income (loss) for the year
Net income (loss) for the year		1,617	6,655	1,368
Comprehensive income (loss) for the year		1,617	6,655	1,368
Paracambi [Member]
Assets
Current		13	12	24
Cash and cash equivalents		6	4	17
Non-current		85	95	100
Total assets		98	107	124
Liabilities
Current		13	11	11
Loans		9	9	9
Non-current		13	22	30
Loans		13	22	30
Equity		73	74	83
Total liabilities and equity		99	107	124
Statement of income
Net sales revenue		67	63	60
Cost of sales		(25)	(13)	(16)
Depreciation and amortization		(9)	(4)	(12)
Gross income (loss)		42	76	44
General and administrative expenses		(1)	2	(2)
Finance income		1	2	7
Finance expenses		(3)	(3)	(4)
Operational income (loss)		39	83	45
Share of (loss) income, net, of subsidiaries and joint ventures
Income tax and social contribution tax		(2)	3	(4)
Net income (loss) for the year		37	86	41
Comprehensive income (loss) for the year
Net income (loss) for the year		37	86	41
Comprehensive income (loss) for the year		37	86	41
Hidreletrica cachoeirao [member]
Assets
Current		22	11	11
Cash and cash equivalents		17	5	7
Non-current		81	84	86
Total assets		103	95	97
Liabilities
Current		4	3	7
Loans
Non-current		10
Loans
Equity		89	92	90
Total liabilities and equity		103	95	97
Statement of income
Net sales revenue		30	37	38
Cost of sales		(19)	(25)	(15)
Depreciation and amortization		(3)		(4)
Gross income (loss)		11	62	23
General and administrative expenses
Finance income		(2)	1	3
Finance expenses
Operational income (loss)		9	63	26
Share of (loss) income, net, of subsidiaries and joint ventures		(1)
Income tax and social contribution tax				(2)
Net income (loss) for the year		8	63	24
Comprehensive income (loss) for the year
Net income (loss) for the year		8	63	24
Comprehensive income (loss) for the year		8	63	24
Hidreletrica pipoca [member]
Assets
Current		18	21	11
Cash and cash equivalents		9	15	6
Non-current		87	94	95
Total assets		105	115	106
Liabilities
Current		4	4	8
Loans			1	7
Non-current				1
Loans				1
Equity		101	110	97
Total liabilities and equity		105	114	106
Statement of income
Net sales revenue		29	45	46
Cost of sales		(18)	(1)	(12)
Depreciation and amortization		(4)	(4)	(4)
Gross income (loss)		11	46	34
General and administrative expenses		(1)	2	(1)
Finance income		1		3
Finance expenses				(1)
Operational income (loss)		11	48	35
Share of (loss) income, net, of subsidiaries and joint ventures
Income tax and social contribution tax		(1)	2	(3)
Net income (loss) for the year		10	50	32
Comprehensive income (loss) for the year
Net income (loss) for the year		10	50	32
Comprehensive income (loss) for the year		10	50	32
Alianca norte (belo monte plant) [member]
Assets
Current		1	1		[2]
Cash and cash equivalents		1	1		[2]
Non-current		725	907	1,015	[2]
Total assets		726	908	1,015	[2]
Liabilities
Current					[2]
Loans					[2]
Non-current		8	9	8	[2]
Loans					[2]
Equity		718	899	1,007	[2]
Total liabilities and equity		726	908	1,015	[2]
Statement of income
Net sales revenue					[2]
Cost of sales					[2]
Depreciation and amortization					[2]
Gross income (loss)					[2]
General and administrative expenses			(109)	(77)	[2]
Finance income					[2]
Finance expenses					[2]
Operational income (loss)			109	(77)	[2]
Share of (loss) income, net, of subsidiaries and joint ventures		(139)			[2]
Income tax and social contribution tax					[2]
Net income (loss) for the year		(139)	109	(77)	[2]
Comprehensive income (loss) for the year
Net income (loss) for the year		(139)	109	(77)	[2]
Comprehensive income (loss) for the year		(139)	109	(77)	[2]
Guanhaes Energia [Member]
Assets
Current		14	24	1,534
Cash and cash equivalents			9	112
Non-current		372	356	4,735
Total assets		386	380	6,269
Liabilities
Current		16	16	143
Loans				69
Non-current		10	13	1,151
Loans				941
Equity		360	352	4,975
Total liabilities and equity		386	381	6,269
Statement of income
Net sales revenue				60
Cost of sales		(1)		(39)
Depreciation and amortization				(21)
Gross income (loss)		(1)		21
General and administrative expenses
Finance income		1	1	15
Finance expenses				(10)
Operational income (loss)			1	26
Share of (loss) income, net, of subsidiaries and joint ventures		9	23
Income tax and social contribution tax		(1)		7
Net income (loss) for the year		8	24	19
Comprehensive income (loss) for the year
Net income (loss) for the year		8	24	19
Comprehensive income (loss) for the year		8	24	19
Amazonia Energia [Member]
Assets
Current
Cash and cash equivalents
Non-current		793	991	1,108
Total assets		793	991	1,108
Liabilities
Current				8
Loans
Non-current		9	1
Loans
Equity		784	98	1,100
Total liabilities and equity		793	99	1,108
Statement of income
Net sales revenue			117
Cost of sales
Depreciation and amortization
Gross income (loss)			117
General and administrative expenses			(1)
Finance income
Finance expenses
Operational income (loss)			118
Share of (loss) income, net, of subsidiaries and joint ventures		(151)		(83)
Income tax and social contribution tax
Net income (loss) for the year		(151)	118	(83)
Comprehensive income (loss) for the year
Net income (loss) for the year		(151)	118	(83)
Comprehensive income (loss) for the year		R$ (151)	R$ 118	(83)
Alianca Geracao [Member]
Assets
Current				583
Cash and cash equivalents				348
Non-current				3,701
Total assets				4,284
Liabilities
Current				829
Loans				180
Non-current				1,767
Loans				993
Equity				1,688
Total liabilities and equity				4,284
Statement of income
Net sales revenue				1,149
Cost of sales				(472)
Depreciation and amortization				(131)
Gross income (loss)				677
General and administrative expenses				(51)
Finance income				50
Finance expenses				(171)
Operational income (loss)				(505)
Share of (loss) income, net, of subsidiaries and joint ventures				23
Income tax and social contribution tax				(170)
Net income (loss) for the year				358
Comprehensive income (loss) for the year
Net income (loss) for the year				358
Comprehensive income (loss) for the year				358
Usina Hidreletrica Itaocara S A [Member]
Assets
Current				3
Cash and cash equivalents				3
Non-current				12
Total assets				15
Liabilities
Current
Loans
Non-current
Loans
Equity				15
Total liabilities and equity				15
Statement of income
Net sales revenue
Cost of sales				(1)
Depreciation and amortization
Gross income (loss)				(1)
General and administrative expenses
Finance income
Finance expenses
Operational income (loss)				(1)
Share of (loss) income, net, of subsidiaries and joint ventures
Income tax and social contribution tax
Net income (loss) for the year				(1)
Comprehensive income (loss) for the year
Net income (loss) for the year				(1)
Comprehensive income (loss) for the year				R$ (1)

[1]

The information on operational costs and expenses separated by type is segregated in accordance with the internal business model, which has immaterial differences in relation to the accounting information.

[2]	At the year ended December 31, 2023, Company has assessed all relevant aspects related to going concern and no triggers of impairment were found.